Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss for the year	$ (8,596,516)	$ (10,596,792)	$ (11,517,285)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	159,218	1,992,415	656,775
Depreciation	104,143	106,428	124,267
Write-down of property, plant and equipment	622,969		3,749,531
Loss (gain) on disposition of property, plant and equipment	8,410	(58,562)	30,476
Loss (gain) on marketable equity securities	7,165	(21,643)	(5,756)
Income tax recovery			(1,089,360)
Amortization of discount on term deposits	(122,627)
Changes in non-cash working capital:
Decrease in income tax receivable	591,735		3,204,812
Increase in severance accrual	531,981
Increase in contingent value rights accrual	111,835
Net decrease in prepaid expense and other	47,724	66,748	174,461
Net increase (decrease) in accounts payable and accrued expenses	171,379	(99,322)	113,270
Net cash used in operating activities	(6,362,584)	(8,610,728)	(4,558,809)
Cash Flows from Investing Activities:
Purchase of term deposits	(27,376,561)
Proceeds from disposition of marketable equity securities			100,126
Proceeds from disposition of property, plant and equipment	2,004	315,389	98,649
Purchase of property, plant and equipment		(2,381)	(46,753)
Net cash provided by (used in) investing activities	(27,374,557)	313,008	152,022
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(33,737,141)	(8,297,720)	(4,406,787)
Cash and cash equivalents - beginning of year	49,117,630	57,415,350	61,822,137
Cash and cash equivalents - end of year	$ 15,380,489	$ 49,117,630	$ 57,415,350